UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      OAK HALL CAPITAL ADVISORS L P /NY/
Address:   122 EAST 42ND STREET
           NEW YORK, NY  10168



13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  122 EAST 42ND ST. NEW YORK, N.Y. 10168  May 13, 1999


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total:      9,322,800



List of Other Included Managers:



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                                                            13-F Filings Report
                                                             March 31 1999




              NAME OF               TITLE OF        CUSIP         FAIR         SHARES OR
              ISSUER                 CLASS          NUMBER    MARKET VALUE  PRINCIPLE AMOUNT  SOLE(A)      SOLE(A)



ABACAN RESOURCE CORP.               Common Stock    002919108        37,727.         219,500        X     219,500

ADVO INC.                           Common Stock    007585102     2,615,434.         135,427        X     135,427

AMERUS LIFE HOLDINGS INC. WTS       Common Stock    030732119        41,584.          10,396        X      10,396

AMERICAN ONCOLOGY RESOURCES         Common Stock    028910107     3,155,517.         350,613        X     350,613

APPLIED POWER INC.                  Common Stock    038225108     2,692,028.          98,790        X      98,790

ARISTA INVESTORS CORP               Common Stock    040408106       223,544.          76,100        X      76,100

ASTORIA FINANCIAL CORP              Common Stock    046265104     3,293,250.          65,865        X      65,865

BELDEN INC                          Common Stock    077459105     3,166,288.         185,570        X     185,570

CAPITAL AUTOMOTIVE REIT             Common Stock    139733109     5,246,623.         421,839        X     421,839

CAVALIER HOMES INC.                 Common Stock    149507105     3,149,878.         327,260        X     327,260

CELLULAR COMMUNICATIONS INT'L       Common Stock    150918100       887,546.          11,103        X      11,103

CELLULAR COMMUNICATIONS OF PUERTO   Common Stock    150919108       203,582.           8,527        X       8,527

CHAMPION ENTERPRISES INC.           Common Stock    158496109     2,757,547.         142,325        X     142,325

CARMIKE CINEMAS INC. CL. A          Common Stock    143436103     3,111,374.         172,256        X     172,256

CORECOMM INC.                       Common Stock    2186N1065       306,439.           8,527        X       8,527

CENTRAL PACIFIC MINING NL           Common Stock    154762306       138,330.          13,920        X      13,920

DURA PHARMACEUTICALS INC.           Common Stock    26632S109     3,026,281.         214,250        X      214,250

EEX CORPORATION                     Common Stock    26842V207     1,801,058.         369,448        X      369,448

COMFORT SYSTEMS USA INC             Common Stock    199908104     3,220,908.         220,233        X      220,233

FOOTSTAR INC                        Common Stock    344912100     3,394,784.         106,087        X      106,087

                                                                             13-F Filings Report
                                                                                March 31 1999

         Item 1:             Item 2:       Item 3:       Item 4:          Item 5:                     Item 6:
                                                                                                  Investment Discr


              NAME OF               TITLE OF        CUSIP         FAIR         SHARES OR
              ISSUER                CLASS           NUMBER    MARKET VALUE     PRINC AMOUNT      SOLE(A)      SOLE(A)


HARTE HANKS INC.                    Common Stock    416196103     3,418,850.         124,605        X      124,605

INFORMIX CORP.                      Common Stock    456779107     2,640,766.         358,070        X      358,070

INSO CORPORATION                    Common Stock    457674109     2,695,063.         356,372        X      356,372

INPUT/OUTPUT INC.                   Common Stock    457652105     1,734,170.         274,720        X      274,720

LO-JACK CORPORATION                 Common Stock    539451104     2,096,766.         272,750        X      272,750

MIDWEST EXPRESS HOLDINGS, INC.      Common Stock    597911106     2,233,969.          76,050        X       76,050

NEWPARK RESOURCES INC.              Common Stock    651718504     2,325,148.         320,710        X      320,710

NTL INCORPORATED                    Common Stock    629407107       733,204.           9,094        X        9,094

PETCO ANIMAL SUPPLIES INC.          Common Stock    716016100     3,163,300.         316,330        X      316,330

PHILIPS ELECTRONICS NV  NY SHS      Common Stock    718337504     7,564,743.          93,464        X       93,464

PHYSICIAN RELIANCE NETWORK          Common Stock    71940G108     2,496,535.         293,710        X      293,710

PIER 1 IMPORTS INC                  Common Stock    720279108     2,801,663.         344,820        X      344,820

PENTAIR INC                         Common Stock    709631105     2,063,509.          61,141        X       61,141

PREMIERE TECHNOLOGIES INC.          Common Stock    74058F102     5,932,404.         521,530        X      521,530

RARE HOSPITALITY INTL INC           Common Stock    753820109     2,936,684.         213,577        X      213,577

ROPER INDUSTRIES INC.               Common Stock    776696106     4,223,010.         176,880        X      176,880

SHAW INDUSTRIES INC.                Common Stock    820286102     2,908,182.         157,199        X      157,199

SNYDER OIL CORP                     Common Stock    833482102     4,319,858.         291,636        X      291,636

SOUTHERN PACIFIC PETROLEUM ADR      Common Stock    843581307     1,502,790.         400,744        X      400,744

MERIDIAN RESOURCES CORP.            Common Stock    58977Q109     2,574,943.         762,946        X      762,946

                                                                             13-F Filings Report

         Item 1:             Item 2:       Item 3:       Item 4:          Item 5:                     Item 6:
                                                                                                  Investment Discr


              NAME OF                  TITLE OF       CUSIP         FAIR         SHARES OR
              ISSUER                    CLASS         NUMBER    MARKET VALUE    PRINC AMOUNT     SOLE(A)   SOLE(A)



  TEXACO, INC                         Common Stock    881694103       280,550.           4,858        X       4,858

  U.S. INDUSTRIES, INC                Common Stock    912080108     3,953,054.         240,490        X      240,490

  VISHAY INTERTECHNOLOGY INC          Common Stock    928298108     2,556,698.         176,324        X      176,324

  WATSCO INC.                         Common Stock    942622200     2,685,311.         183,611        X      183,611

  XRC CORP.                           Common Stock    983803107         1,839.          36,772        X       36,772

  ALLEGHANY CORP.                     Common Stock    017175100     4,019,652.          22,086        X       22,086

  ZALE CORP.                          Common Stock    988858106     2,539,277.          74,275        X       74,275

Total

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